Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 16: - RELATED PARTIES

Transactions with related parties include employment agreements with relatives of certain directors or officers, each duly approved by the Board of Directors or its Audit Committee, as follows:

	Year ended December 31,
	2023	2024	2025

Research and development, net	$982	$990	$905

Balances with the related parties were as follows:

	As of December 31,
	2024	2025

Employees and payroll accruals	$112	$122